E.I.I. Global Property Fund
E.I.I. GLOBAL PROPERTY FUND — SUMMARY SECTION
Investment Objective
The investment objective of the Global Fund is total return through investing in real estate securities globally.
Fund Expenses
The following tables describe the fees and expenses you may pay if you buy and hold shares of the Global Fund:
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	E.I.I. Global Property Fund Institutional Class Share
Maximum Sales Charge (Load) Imposed on Purchases	none
Maximum Deferred Sales Charge (Load)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	none
Redemption Fees	1.50%
Exchange Fees	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		E.I.I. Global Property Fund Institutional Class Share
Investment Advisory Fees		0.75%
Administration Fees		0.15%
Rule 12b-1 Distribution Fees		none
Other Expenses		0.10%
Acquired Fund Fees and Expenses	[1]	0.01%
Total Fund Operating Expenses	[2][3]	1.01%
[1]	The amounts indicated are calculated to show approximate expenses indirectly incurred by the Funds through investments in certain pooled investment vehicles ("Acquired Funds"). Actual Acquired Fund fees and expenses will vary depending on the Acquired Fund in which the Fund's portfolio is invested.
[2]	The total annual operating expenses may not correlate to the ratio of expenses that are included in the Fund's Annual Report or stated in the Financial Highlights section of this Prospectus because the Annual Report and Highlights do not include estimated indirect Acquired Fund Fees and Expenses.
[3]	Until further notice to shareholders, the Adviser has voluntarily agreed to waive a portion of its investment advisory fees and/or absorb the expenses of the Global Fund (excluding certain investment related and extraordinary expenses and acquired fund fees and expenses) to the extent necessary to limit the direct total annual expenses to not more than 1.00% of the average daily net assets of the Institutional Class shares of the Global Fund. This expense limitation may not be amended or withdrawn until one year from the date of this Prospectus. To the extent that the Adviser waives investment advisory fees and/or absorbs expenses, it may seek payment of a portion or all of such amounts at any time within three fiscal years after the fiscal year in which such amounts were waived or absorbed, subject to the expense limitation stated above for the Global Fund.

Example
This Example is intended to help you compare the cost of investing in the Global Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $1,000,000 in the Global Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
E.I.I. Global Property Fund Institutional Class Share	10,301	32,154	55,785	123,624

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 19% of the average value of its portfolio.
Principal Strategies
The Global Fund seeks to achieve its investment objective by primarily investing in U.S. and non-U.S. companies whose business is to own, operate, develop and manage real estate. Under normal market circumstances, the Fund will invest at least 80% of its net assets (which, for purposes of this policy, may include borrowings for investment purposes) in the equity securities of U.S. and non-U.S. companies (with a primary emphasis on real estate investment trusts ("REITs") or REIT-like structures) that are "principally engaged" in the ownership, construction, management, financing, or sale of residential, commercial, or industrial real estate. For purposes of this policy, "principally engaged" means that at least 50% of a company's revenues are derived from such real estate activities or at least 50% of the fair market value of a company's assets are invested in real estate. The Fund will not change this policy unless it notifies shareholders at least 60 days in advance.

The securities in which the Global Fund may invest include but are not limited to common stock, preferred stock, convertible securities, depositary receipts and rights and warrants.

Under normal market conditions, the Global Fund will invest at least 40% of its total assets in securities of companies domiciled outside the U.S. and will invest from 20% to 60% of its total assets in U.S.-domiciled companies. These guidelines may be waived for short-term defensive purposes.

EII's investment process employs a combination of a "top-down," macro level analysis, together with rigorous "bottom-up," fundamental securities and real estate research and analysis on individual companies by its analyst team. The investment process results from the Adviser's experience in the real estate markets and financial markets globally and involves a highly disciplined, value-oriented approach. The Adviser will focus principally on those countries that have established property markets and that have the appropriate level of country risk and growth prospects. Once a country has been identified as worthy of further consideration, the Adviser reviews local economic factors to determine the stage of the property cycle and which companies are well positioned to benefit from future trends. After isolating those companies that are most likely to provide investment opportunities, the Adviser will use company models to further refine the analysis.

By investing in the major global property markets (including those in emerging market countries), the Global Fund seeks to benefit from the cyclical nature of the real estate industry, the expanding role of securitization in the global property markets, and broad exposure to investing in different markets worldwide. In the opinion of the Adviser, property securities provide a higher level of local market exposure and income returns than other types of equity securities. Property company returns do not tend to be highly correlated with either local or foreign broad-based securities markets.

The Adviser also will seek to maximize risk-adjusted returns and will evaluate the relative risks of each investment in the context of overall portfolio risk. This is especially important given the global orientation of the Global Fund. The Adviser will closely monitor the Fund's exposure to markets and countries with the highest levels of risk.

In order to attempt to meet the Global Fund's investment objective, the Adviser will seek to invest in securities that will provide sufficient current income and liquidity. Since the Global Fund will have an overall value orientation, portfolio turnover is anticipated to be modest, thereby minimizing the Fund's expenses. The Adviser will monitor the Fund's exposure to a wide variety of property markets to ensure that portfolio risk levels are within the Adviser's internal guidelines.
Principal Investment Risks
Risks associated with investing in the securities of companies in the real estate industry include the following: declines in the value of real estate, risks related to general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, changes in zoning laws, casualty or condemnation losses, variations in rental income, changes in neighborhood values, the appeal of properties to tenants and increases in interest rates.

As with any mutual fund, there is no guarantee that the Global Fund will earn income or show a positive total return over time. The Fund's price, yield and total return will fluctuate. You may lose money if the Fund's investments do not perform well.

Investment Risk.    An investment in the Fund is subject to investment risk, including the possible loss of the entire principal amount that you invest.

Stock Market Risk.    Your investment in Fund shares represents an indirect investment in the securities owned by the Fund. The value of these securities, like other investments, may move up or down, sometimes rapidly and unpredictably. Your Fund shares at any point in time may be worth less than what you invested, even after taking into account the reinvestment of Fund dividends and distributions.

Real Estate Securities Risk.    The Fund's investments in real estate securities, including REITs, are subject to the same risks as direct investments in real estate and mortgages, and their value will depend on the value of the underlying real estate interests. These risks include default, prepayments, changes in value resulting from changes in interest rates and demand for real and rental property and the management skill and creditworthiness of REIT issuers. In this Prospectus, "REITs" are defined as companies that are permitted by applicable tax laws to avoid payment of taxes at the corporate level to the extent they distribute their income to shareholders as dividends. The failure of a company to qualify as a REIT could have adverse consequences for the Fund, including significantly reducing return to the Fund on its investment in such company.

Foreign (Non-U.S.) Securities Risk.    Risks of investing in foreign securities include currency risks, future political and economic developments and possible imposition of foreign withholding taxes on income payable on the securities. In addition, there may be less publicly available information about a foreign issuer than about a domestic issuer, and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers.

Foreign Currency Risk.    The Fund's net asset value ("NAV") could decline as a result of changes in the exchange rates between foreign currencies and the U.S. dollar. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest to investors located outside the country, due to blockage of foreign currency exchanges or otherwise.

Emerging Markets Risk.    Securities of companies in emerging markets may be more volatile than those of companies in more developed markets. Emerging market countries generally have less developed markets and economies and, in some countries, less mature governments and governmental institutions. Investing in securities of companies in emerging markets may entail special risks relating to potential economic, political or social instability and the risks of expropriation, nationalization, confiscation or the imposition of restrictions on foreign investment, the lack of hedging instruments, and on repatriation of capital invested.

Interest Rate Risk.    Interest rate risk is the risk that preferred securities, and to a lesser extent dividend paying common stocks, will decline in value because of changes in market interest rates. When market interest rates rise, the market value of such securities generally will fall.

Investor Profile

The Global Fund may be appropriate for investors who:
  seek to grow capital over the long term;
  are willing to take on the increased risks of an investment concentrated in securities of companies that operate within the same industry;
  seek a fund that may perform differently than other types of equity or bond funds;
  can withstand volatility in the value of their shares of the Fund; and
  wish to add to their investment portfolio a fund that invests primarily in companies operating in the global real estate industry.
An investment in the Global Fund may not be appropriate for all investors. The Fund is not intended to be a complete investment program, nor is it intended to be used as a short-term trading vehicle.
Fund Performance
The bar chart and the table below show how the Global Fund has performed in the past and provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance compared with an index which serves as a broad measure of market performance. Both the bar chart and the table assume that all dividends and distributions are reinvested in the Fund. The Fund’s past performance does not show how the Fund will perform in the future.
E.I.I. Global Property Fund Returns for Each Full Calendar Year Since the Fund’s Inception on February 1, 2007
[1]	The best calendar quarter return during the period shown above was 39.58% in the second quarter of 2009; the worst calendar quarter was -24.63% in the fourth quarter of 2008. The Global Fund's calendar year-to-date total return is 0.53% as of September 30, 2013.

Average Annual Total Returns (for the Periods Ended December 31, 2012)
Average Annual Total Returns E.I.I. Global Property Fund		One Year	Five Years	Since Inception	Inception Date
Global Fund		29.36%	2.35%	(0.76%)	Feb. 01, 2007
Global Fund return after taxes on distributions		28.47%	1.79%	(1.26%)	Feb. 01, 2007
Global Fund return after taxes on distributions and sale of shares		19.18%	1.72%	(0.90%)	Feb. 01, 2007
FTSE EPRA/NAREIT Developed Index (reflects no deductions for fees, expenses or taxes)	[1]	28.65%	1.07%	(1.30%)	Feb. 01, 2007
[1]	An index is a hypothetical measure of performance based on the fluctuations in the value of securities that make up a particular market. An index does not show actual investment returns. Payment of management or brokerage fees or taxes would lower an index's performance. An index is unmanaged and should not be considered an investment.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The Global Fund’s shares, when redeemed, may be worth more or less than original cost. The Fund’s performance takes into account all applicable fees and expenses.